Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued payroll and related		$ 337	$ 50
Accrued vacation pay		78	138
Accrued professional fees		522	513
Accrued franchise taxes-Delaware		36	36
Accrued clinical trials		0	735
Other accrued liabilities		542	167
Accrued liabilities	$ 1,448	$ 1,515	$ 1,639